PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.8%
Convertible Bond 0.0%
China
Sunac China Holdings Ltd., Sr. Sec’d. Notes, 144A, Cash coupon 1.000% (cost $2,601)	1.000%	09/30/32		22	$1,087
Corporate Bonds 22.8%
Azerbaijan 0.4%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875	03/24/26		400	404,500
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	411,500
					816,000
Bahrain 0.2%
Bapco Energies BSCC, Sr. Unsec’d. Notes	8.375	11/07/28		500	542,812
Brazil 0.6%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	193,125
Braskem Netherlands Finance BV, Gtd. Notes, 144A	8.500	01/12/31		240	227,395
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	168,750
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30(d)		400	82,000
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		410	410,738
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	118,631
Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	130,266
					1,330,905
Chile 1.3%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	145,131
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	176,800

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes	4.250%	07/17/42	360	$281,700
Sr. Unsec’d. Notes	4.875	11/04/44	600	501,600
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	167,200
Sr. Unsec’d. Notes, 144A	5.125	02/02/33	200	190,339
Sr. Unsec’d. Notes, 144A	6.440	01/26/36	640	662,400
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	167,894
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	199,234

Mercury Chile Holdco LLC, Sr. Sec’d. Notes	6.500	01/24/27	400	372,000
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28	200	76,625
				2,940,923
China 0.4%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	200	27,000
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	188,041
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	470,250
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	200	194,425
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, PIK 6.000%	6.000	09/30/26	18	2,198
Sr. Sec’d. Notes, 144A, PIK 6.250%	6.250	09/30/27	18	2,023
Sr. Sec’d. Notes, 144A, PIK 6.500%	6.500	09/30/27	35	3,561
Sr. Sec’d. Notes, 144A, PIK 6.750%	6.750	09/30/28	53	4,669
Sr. Sec’d. Notes, 144A, PIK 7.000%	7.000	09/30/29	53	4,115
Sr. Sec’d. Notes, 144A, PIK 7.250%	7.250	09/30/30	25	1,735
				898,017
Colombia 0.7%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	128,900
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	62,259
Sr. Unsec’d. Notes	6.875	04/29/30	233	226,103
Sr. Unsec’d. Notes	8.625	01/19/29	560	591,500
Sr. Unsec’d. Notes	8.875	01/13/33	476	502,109

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)

Grupo Aval Ltd., Gtd. Notes, 144A	4.375%	02/04/30		200	$164,980
					1,675,851
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	197,813
Guatemala 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		167	155,310
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	174,000
Energuate Trust, Gtd. Notes	5.875	05/03/27		400	381,000
					710,310
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28		215	220,106
MVM Energetika Zrt, Sr. Unsec’d. Notes	7.500	06/09/28		208	215,670
					435,776
India 1.6%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	161,000
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	194,562
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	373,500
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		400	369,300
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	384,500
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	103,234
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	394,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500%	06/18/29		810	$780,289
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,390

Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	179,233
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	357,627
TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	198,810
					3,703,445
Indonesia 2.3%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	192,750
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		400	387,544
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	171,772
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		920	914,351
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	196,937

Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,875
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	202,022
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	170,522
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	179,375
Sr. Unsec’d. Notes, EMTN	3.100	08/27/30		300	266,625
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	186,688
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	170,522
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	213,772
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	355,010
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	212,226
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	622,703
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		400	399,044
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	199,522
					5,241,260

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel 0.6%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125%	07/27/27	203	$198,877
Energian Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26	75	69,000
Sr. Sec’d. Notes, 144A	5.375	03/30/28	385	335,431
Sr. Sec’d. Notes, 144A	5.875	03/30/31	215	178,987
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25	200	192,250
Sr. Sec’d. Notes, 144A	6.750	06/30/30	300	268,710
				1,243,255
Jamaica 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $91,374; purchased 01/29/24 - 01/30/24)(f)	9.000	05/25/27	99	93,320
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $41,961; purchased 01/30/24)(f)	10.500	11/25/28	65	42,910
				136,230
Kazakhstan 0.9%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	163,400
Sr. Unsec’d. Notes	4.750	04/19/27	400	389,125
Sr. Unsec’d. Notes	5.750	04/19/47	200	173,300
Sr. Unsec’d. Notes	6.375	10/24/48	600	552,000
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	781,600
				2,059,425
Kuwait 0.2%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28	300	267,937
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	200	202,688
				470,625

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Macau 0.2%
MGM China Holdings Ltd., Sr. Unsec’d. Notes	4.750%	02/01/27	330	$308,550
Sands China Ltd., Sr. Unsec’d. Notes	5.650(cc)	08/08/28	250	244,900
				553,450
Malaysia 1.1%
GENM Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	400	342,500
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	239,187
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	712,152
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	181,814
Gtd. Notes, EMTN	2.480	01/28/32	400	337,156
Gtd. Notes, EMTN	4.550	04/21/50	500	445,095
Gtd. Notes, EMTN	4.800	04/21/60	200	181,814
				2,439,718
Mexico 4.7%
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29	400	394,580
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	666,956
Gtd. Notes, 144A	4.688	05/15/29	200	187,875

Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38	564	542,951
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	185,456
Sr. Sec’d. Notes	5.500	07/31/47	2,430	1,993,329
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	329,012
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	328,120
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28	1,069	933,953
Gtd. Notes	6.350	02/12/48(a)	493	305,167
Gtd. Notes	6.490	01/23/27	655	615,995
Gtd. Notes	6.500	03/13/27	466	436,176
Gtd. Notes	6.500	06/02/41	610	406,071
Gtd. Notes	6.700	02/16/32	1,141	925,864
Gtd. Notes	6.840	01/23/30	573	489,399
Gtd. Notes	6.950	01/28/60	45	28,733

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes	7.690%	01/23/50		661	$460,387
Gtd. Notes	10.000	02/07/33		109	107,229
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	286,440
Gtd. Notes, MTN	6.750	09/21/47		805	514,958
Gtd. Notes, MTN	6.875	08/04/26		95	92,283
Gtd. Notes, MTN	8.750	06/02/29		150	144,353

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		394	343,080
					10,718,367
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	148,375
Sr. Sec’d. Notes, 144A	5.125	08/11/61		400	293,708

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30		393	335,876
					777,959
Peru 0.7%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26		350	328,016
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	179,640
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27		150	145,875
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		300	266,437
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		225	162,603
Sr. Unsec’d. Notes	5.625	06/19/47		700	446,943
					1,529,514
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35		200	152,563
Poland 0.2%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		400	400,960

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Qatar 0.5%
QatarEnergy,
Sr. Unsec’d. Notes	3.300%	07/12/51	200	$139,575
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	921,165
				1,060,740
Saudi Arabia 0.7%
Arabian Centres Sukuk Ltd., Gtd. Notes	5.375	11/26/24	200	195,875
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	376,875
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38	200	203,800
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	218,075
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	400	345,450

TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	205,500
				1,545,575
South Africa 1.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	1,510	1,466,587
Sr. Unsec’d. Notes	7.125	02/11/25	890	884,438
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	459,425

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	201,750
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	283,185
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28	200	201,020
Sr. Unsec’d. Notes, 144A	8.250	02/06/28	420	422,142
				3,918,547
Thailand 0.2%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50(a)	600	412,644
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29	200	210,187

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750%	02/02/27		200	$187,438
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	420	242,833
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		30	27,881
					270,714
United Arab Emirates 1.9%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	187,188
Sr. Sec’d. Notes	4.600	11/02/47		400	355,250

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	160,750
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		660	618,717
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,670	1,795,250
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34		187	160,130
Sr. Sec’d. Notes, 144A	2.940	09/30/40		933	747,079
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	189,250
Gtd. Notes, EMTN	3.700	11/07/49		240	182,700
					4,396,314
Venezuela 0.1%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	20,705
Gtd. Notes	6.000	05/16/24(d)		45	4,838
Gtd. Notes	6.000	11/15/26(d)		65	6,987
Sr. Sec’d. Notes	8.500	10/27/20(d)		205	170,662
					203,192

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125%	05/07/29		461	$430,594

Total Corporate Bonds (cost $55,894,582)					51,611,123
Sovereign Bonds 71.9%
Angola 2.2%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		2,180	1,962,000
Sr. Unsec’d. Notes	8.750	04/14/32		500	427,500
Sr. Unsec’d. Notes	9.375	05/08/48		600	480,000
Sr. Unsec’d. Notes	9.500	11/12/25		1,305	1,280,466
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,000	867,500
					5,017,466
Argentina 1.3%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35(d)		16,368	540,144
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	15,000	871,963
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		481	194,509
Sr. Unsec’d. Notes	1.000	07/09/29		544	218,728
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		567	188,305
Sr. Unsec’d. Notes	3.625(cc)	07/09/35		1,772	592,684
Sr. Unsec’d. Notes	3.625(cc)	07/09/46		335	113,565
Sr. Unsec’d. Notes	4.250(cc)	01/09/38		527	202,317

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	6.375(cc)	09/01/37		194	76,004
					2,998,219
Bahrain 1.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		800	803,000
Sr. Unsec’d. Notes	7.000	10/12/28		950	972,563
Sr. Unsec’d. Notes	7.375	05/14/30		1,070	1,103,437
Sr. Unsec’d. Notes	7.500	09/20/47		400	367,460
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51		200	160,750
					3,407,210

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Brazil 3.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28	143	$140,485
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	1,285	1,163,567
Sr. Unsec’d. Notes	4.500	05/30/29	557	532,771
Sr. Unsec’d. Notes	5.000	01/27/45	1,631	1,290,121
Sr. Unsec’d. Notes	5.625	01/07/41	845	761,345
Sr. Unsec’d. Notes	6.000	10/20/33	1,495	1,475,565
Sr. Unsec’d. Notes	6.250	03/18/31	210	215,670
Sr. Unsec’d. Notes	7.125	01/20/37	585	625,658
Sr. Unsec’d. Notes	7.125	05/13/54	285	284,715
Sr. Unsec’d. Notes	8.250	01/20/34	763	872,109
				7,362,006
Cameroon 0.1%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25	267	258,101
Chile 0.5%
Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	304,140
Sr. Unsec’d. Notes	2.750	01/31/27	220	207,900
Sr. Unsec’d. Notes	3.100	01/22/61	200	127,700
Sr. Unsec’d. Notes	3.250	09/21/71	200	128,100
Sr. Unsec’d. Notes	4.000	01/31/52	235	187,295
Sr. Unsec’d. Notes	4.340	03/07/42	280	245,980
				1,201,115
Colombia 3.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,256,904
Sr. Unsec’d. Notes	3.875	04/25/27	870	823,455
Sr. Unsec’d. Notes	4.500	03/15/29	1,300	1,195,350
Sr. Unsec’d. Notes	5.000	06/15/45	400	291,200
Sr. Unsec’d. Notes	5.200	05/15/49	412	303,026
Sr. Unsec’d. Notes	5.625	02/26/44	710	563,385
Sr. Unsec’d. Notes	6.125	01/18/41	730	633,275
Sr. Unsec’d. Notes	7.500	02/02/34	840	857,220
Sr. Unsec’d. Notes	8.000	04/20/33	910	964,884

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.750%	11/14/53	200	$217,500
Sr. Unsec’d. Notes	10.375	01/28/33	200	238,504
				7,344,703
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29	208	166,521
Costa Rica 1.1%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25	200	196,312
Sr. Unsec’d. Notes	6.125	02/19/31	650	656,500
Sr. Unsec’d. Notes	7.000	04/04/44	400	405,200
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	475,695
Unsec’d. Notes, 144A	7.300	11/13/54	620	647,590
				2,381,297
Dominican Republic 3.6%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,691	1,541,346
Sr. Unsec’d. Notes	4.875	09/23/32	190	169,575
Sr. Unsec’d. Notes	5.500	02/22/29	883	854,038
Sr. Unsec’d. Notes	5.950	01/25/27	705	705,353
Sr. Unsec’d. Notes	6.000	07/19/28	640	641,600
Sr. Unsec’d. Notes	6.400	06/05/49(a)	1,020	943,500
Sr. Unsec’d. Notes	6.850	01/27/45	610	596,275
Sr. Unsec’d. Notes	6.875	01/29/26	300	304,650
Sr. Unsec’d. Notes	7.450	04/30/44	1,120	1,167,600
Sr. Unsec’d. Notes, 144A	5.300	01/21/41	150	126,150
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	1,010	976,872
Sr. Unsec’d. Notes, 144A	6.000	07/19/28	170	170,425
				8,197,384
Ecuador 1.2%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	2.500(cc)	07/31/40	337	123,358
Sr. Unsec’d. Notes	6.000(cc)	07/31/30	590	309,944
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30	179	59,054
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40	1,511	553,075

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.500%(cc)	07/31/35		2,705	$1,096,921
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30		910	477,782
					2,620,134
Egypt 2.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		220	164,175
Sr. Unsec’d. Notes	7.500	01/31/27		200	163,600
Sr. Unsec’d. Notes	7.625	05/29/32		1,310	887,525
Sr. Unsec’d. Notes	7.903	02/21/48		200	118,750
Sr. Unsec’d. Notes	8.500	01/31/47		500	305,000
Sr. Unsec’d. Notes	8.700	03/01/49		850	527,000
Sr. Unsec’d. Notes	8.875	05/29/50		400	251,000
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	254,200
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	151,568
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	155,550
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		300	242,625
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	145	142,794
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	775	678,410
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	450	310,026
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	300	206,684
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		650	477,750
					5,036,657
El Salvador 0.7%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25(a)		501	475,449
Sr. Unsec’d. Notes	6.375	01/18/27		495	439,560
Sr. Unsec’d. Notes	7.625	02/01/41		150	112,800
Sr. Unsec’d. Notes	7.650	06/15/35		57	44,403
Sr. Unsec’d. Notes	8.250	04/10/32		275	234,162
Sr. Unsec’d. Notes	8.625	02/28/29		340	305,660
					1,612,034
Gabon 0.8%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		800	652,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Gabon (cont’d.)
Gabon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.950%	06/16/25	1,000	$958,125
Sr. Unsec’d. Notes	7.000	11/24/31	200	163,000
				1,773,125
Ghana 1.1%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30	400	258,000
Sr. Unsec’d. Notes	6.375	02/11/27(d)	450	201,938
Sr. Unsec’d. Notes	7.625	05/16/29(d)	400	177,000
Sr. Unsec’d. Notes	7.750	04/07/29(d)	650	289,250
Sr. Unsec’d. Notes	7.875	03/26/27(d)	750	337,500
Sr. Unsec’d. Notes	7.875	02/11/35(d)	800	354,000
Sr. Unsec’d. Notes	8.125	01/18/26(d)	400	190,000
Sr. Unsec’d. Notes	8.750	03/11/61(d)	200	88,250
Sr. Unsec’d. Notes	8.875	05/07/42(d)	200	87,750
Sr. Unsec’d. Notes	8.950	03/26/51(d)	870	383,887
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(d)	205	90,456
				2,458,031
Guatemala 0.8%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28	400	386,500
Sr. Unsec’d. Notes	6.125	06/01/50	850	772,926
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	160,300
Unsec’d. Notes	5.250	08/10/29	430	416,455
				1,736,181
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27	400	379,600
Hungary 2.8%
Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51	440	280,500
Sr. Unsec’d. Notes	5.250	06/16/29	200	198,000
Sr. Unsec’d. Notes	6.125	05/22/28	812	835,142
Sr. Unsec’d. Notes	6.250	09/22/32	220	229,570
Sr. Unsec’d. Notes	7.625	03/29/41	760	874,190
Sr. Unsec’d. Notes, 144A	5.250	06/16/29	740	732,600

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	03/26/36		448	$439,544
Sr. Unsec’d. Notes, 144A	6.125	05/22/28		500	514,250
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,235	1,288,722
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		220	235,675

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27		600	606,750
					6,234,943
India 0.3%
Export-Import Bank of India,
Sr. Unsec’d. Notes	3.875	02/01/28		200	191,868
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	362,024
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	165,680
					719,572
Indonesia 2.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	375,651
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	91,184
Sr. Unsec’d. Notes	3.550	03/31/32		200	182,250
Sr. Unsec’d. Notes	4.300	03/31/52		400	343,544
Sr. Unsec’d. Notes	4.650	09/20/32		590	579,740
Sr. Unsec’d. Notes	5.450	09/20/52		400	404,544
Sr. Unsec’d. Notes	5.650	01/11/53		200	208,522
Sr. Unsec’d. Notes	6.625	02/17/37		150	170,248
Sr. Unsec’d. Notes	7.750	01/17/38		690	861,713
Sr. Unsec’d. Notes	8.500	10/12/35		400	516,044
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	329,146
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	370	401,358
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	186,522
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	214,213
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	196,522
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	398,544
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	117,011
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	591,066
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	201,948
					6,369,770

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	5.800%	01/15/28		323	$300,328
Ivory Coast 1.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,360	1,332,514
Sr. Unsec’d. Notes	5.750	12/31/32		81	77,470
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,150	1,120,544
Sr. Unsec’d. Notes	6.375	03/03/28		200	194,750
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		515	510,365
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		400	400,400
					3,636,043
Jamaica 0.6%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	521,562
Sr. Unsec’d. Notes	7.875	07/28/45		400	465,000
Sr. Unsec’d. Notes	8.000	03/15/39(a)		320	380,320
					1,366,882
Jordan 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	191,000
Sr. Unsec’d. Notes	6.125	01/29/26		200	194,250
Sr. Unsec’d. Notes	7.375	10/10/47		400	340,000
Sr. Unsec’d. Notes	7.750	01/15/28		550	550,000
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	200,644
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	220,000
					1,695,894
Kazakhstan 0.1%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	220,300
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	10,887
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	9,804
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	9,690
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	1,710

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	04/22/31(d)	115	$6,555
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	4,275
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	19,095
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	13,965
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	18,240
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	12,540
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	13,800
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	40,755
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	24,586
				185,902
Mexico 2.9%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31	465	390,600
Sr. Unsec’d. Notes	3.250	04/16/30	270	242,298
Sr. Unsec’d. Notes	3.500	02/12/34	1,000	836,500
Sr. Unsec’d. Notes	3.750	01/11/28	320	306,880
Sr. Unsec’d. Notes	4.600	02/10/48	300	241,050
Sr. Unsec’d. Notes	4.875	05/19/33	850	812,175
Sr. Unsec’d. Notes	5.400	02/09/28	350	356,475
Sr. Unsec’d. Notes	6.000	05/07/36	605	612,865
Sr. Unsec’d. Notes	6.338	05/04/53	290	288,260
Sr. Unsec’d. Notes	6.350	02/09/35	250	260,025
Sr. Unsec’d. Notes	6.400	05/07/54	400	401,040
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	358	315,362
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	117,110
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	930	926,745
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	217,210
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33	130	147,485
				6,472,080
Mongolia 0.2%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	8.650	01/19/28	200	209,272
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	205,272
				414,544

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Morocco 0.9%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500%	11/27/31	EUR	100	$86,456
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	400	370,140
Sr. Unsec’d. Notes	2.375	12/15/27		200	179,000
Sr. Unsec’d. Notes	4.000	12/15/50		400	272,580
Sr. Unsec’d. Notes, 144A	5.950	03/08/28		550	561,000
Sr. Unsec’d. Notes, 144A	6.500	09/08/33		595	615,081
					2,084,257
Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	9.000	09/15/31		1,040	898,300
Nigeria 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		200	174,500
Sr. Unsec’d. Notes	7.696	02/23/38		200	157,640
Sr. Unsec’d. Notes	7.875	02/16/32		400	347,000
Sr. Unsec’d. Notes	8.747	01/21/31		400	370,500
Sr. Unsec’d. Notes	9.248	01/21/49		200	176,100
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	157,640
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33		200	164,500
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		900	814,950
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51		250	198,750
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29		400	374,500
					2,936,080
Oman 2.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		410	403,850
Sr. Unsec’d. Notes	5.375	03/08/27		930	931,162
Sr. Unsec’d. Notes	5.625	01/17/28		1,480	1,497,205
Sr. Unsec’d. Notes	6.500	03/08/47		1,025	1,009,497
Sr. Unsec’d. Notes	6.750	10/28/27		800	838,000
Sr. Unsec’d. Notes	7.000	01/25/51		200	205,980
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	201,500
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29		1,200	1,225,500
					6,312,694

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Pakistan 1.4%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27	440	$315,748
Sr. Unsec’d. Notes	8.250	04/15/24	1,100	1,075,250
Sr. Unsec’d. Notes	8.250	09/30/25(a)	770	666,135
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	129,022
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26(a)	610	470,874
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	419,322
				3,076,351
Panama 1.2%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	200	167,100
Sr. Unsec’d. Notes	3.298	01/19/33	200	153,500
Sr. Unsec’d. Notes	3.870	07/23/60	200	111,800
Sr. Unsec’d. Notes	4.300	04/29/53	375	236,813
Sr. Unsec’d. Notes	4.500	04/16/50	850	561,212
Sr. Unsec’d. Notes	4.500	04/01/56	660	419,430
Sr. Unsec’d. Notes	4.500	01/19/63	200	123,900
Sr. Unsec’d. Notes	6.700	01/26/36	695	666,192
Sr. Unsec’d. Notes	6.853	03/28/54	215	191,350
Sr. Unsec’d. Notes	9.375	04/01/29	165	184,388
				2,815,685
Papua New Guinea 0.2%
Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	205,106
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	186,460
				391,566
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	196,200
Sr. Unsec’d. Notes	4.950	04/28/31	200	192,400
Sr. Unsec’d. Notes	6.100	08/11/44	700	666,400
Sr. Unsec’d. Notes, 144A	5.400	03/30/50	200	172,200
				1,227,200

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 1.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780%	12/01/60		490	$289,590
Sr. Unsec’d. Notes	2.783	01/23/31		1,050	906,675
Sr. Unsec’d. Notes	3.000	01/15/34		1,385	1,153,566
Sr. Unsec’d. Notes	3.230	07/28/2121		110	64,625
Sr. Unsec’d. Notes	3.600	01/15/72		515	347,110
Sr. Unsec’d. Notes	5.625	11/18/50		502	505,263
Sr. Unsec’d. Notes	6.550	03/14/37		225	247,163
Sr. Unsec’d. Notes	8.750	11/21/33		670	834,150
					4,348,142
Philippines 1.7%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	199,396
Sr. Unsec’d. Notes	2.650	12/10/45		200	133,260
Sr. Unsec’d. Notes	3.200	07/06/46		200	144,522
Sr. Unsec’d. Notes	3.556	09/29/32		300	271,908
Sr. Unsec’d. Notes	3.700	03/01/41		600	495,816
Sr. Unsec’d. Notes	3.950	01/20/40		450	390,425
Sr. Unsec’d. Notes	4.200	03/29/47		700	592,452
Sr. Unsec’d. Notes	5.000	07/17/33		770	778,747
Sr. Unsec’d. Notes	5.609	04/13/33		200	209,272
Sr. Unsec’d. Notes	6.375	10/23/34		200	221,772
Sr. Unsec’d. Notes	7.750	01/14/31		420	491,400
					3,928,970
Poland 0.5%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	04/04/53		785	793,517
Sr. Unsec’d. Notes	5.750	11/16/32		230	243,897
					1,037,414
Qatar 2.5%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,000	985,000
Sr. Unsec’d. Notes	4.500	04/23/28		500	501,938
Sr. Unsec’d. Notes	4.625	06/02/46		330	302,775
Sr. Unsec’d. Notes	4.817	03/14/49		220	204,875
Sr. Unsec’d. Notes	5.103	04/23/48		2,210	2,130,716

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Qatar (cont’d.)
Qatar Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.400%	01/20/40		100	$113,125
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,247,875
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	192,825
					5,679,129
Romania 3.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		180	154,575
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	530,452
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,080	1,115,737
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	515,093
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		1,136	1,266,640
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	212,802
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	945,396
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	403,754
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	371,085
Sr. Unsec’d. Notes, EMTN	5.000	09/27/26	EUR	490	545,297
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	79,760
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	370	427,849
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	1,018,934
					7,587,374
Russia 0.1%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32(d)	EUR	300	108,610
Sr. Unsec’d. Notes	5.100	03/28/35(d)		400	215,600
					324,210
Saudi Arabia 2.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		480	447,804
Sr. Unsec’d. Notes, 144A	5.000	01/16/34		385	383,075
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	373,170
Sr. Unsec’d. Notes, 144A	5.750	01/16/54		365	357,417
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	533,250
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		2,500	2,131,250

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia (cont’d.)
Saudi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.625%	10/04/47		1,470	$1,264,200
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	724,100
					6,214,266
Senegal 0.8%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	1,110	1,096,113
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	785	612,933
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	100	78,081
					1,787,127
Serbia 1.5%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,120	1,015,210
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	178,417
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	183,425
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	715	737,929
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	612,825
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		430	439,234
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	230	209,102
					3,376,142
South Africa 1.6%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	183,135
Sr. Unsec’d. Notes	4.850	09/30/29		1,000	908,950
Sr. Unsec’d. Notes	5.750	09/30/49		1,550	1,148,627
Sr. Unsec’d. Notes	5.875	06/22/30		340	319,447
Sr. Unsec’d. Notes	5.875	04/20/32		600	550,440
Sr. Unsec’d. Notes	7.300	04/20/52		480	423,840
					3,534,439
Sri Lanka 1.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		400	209,044
Sr. Unsec’d. Notes	6.200	05/11/27(d)		600	304,566
Sr. Unsec’d. Notes	6.350	06/28/24(d)		630	322,678

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	04/18/28(d)		240	$122,448
Sr. Unsec’d. Notes	6.825	07/18/26(d)		1,150	602,025
Sr. Unsec’d. Notes	6.850	11/03/25(a)(d)		350	182,476
Sr. Unsec’d. Notes	7.550	03/28/30(d)		440	221,149
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	125,715
Sr. Unsec’d. Notes, 144A	6.750	04/18/28(d)		200	102,040
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		205	105,136
					2,297,277
Turkey 4.2%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.750	01/26/26		495	478,418
Sr. Unsec’d. Notes	5.250	03/13/30		810	716,445
Sr. Unsec’d. Notes	6.000	01/14/41		200	158,850
Sr. Unsec’d. Notes	6.125	10/24/28		920	882,602
Sr. Unsec’d. Notes	6.875	03/17/36		669	607,117
Sr. Unsec’d. Notes	9.875	01/15/28		629	683,723
Turkiye Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		400	381,000
Sr. Unsec’d. Notes	4.875	10/09/26		620	591,790
Sr. Unsec’d. Notes	5.750	05/11/47		400	292,180
Sr. Unsec’d. Notes	5.950	01/15/31		400	363,200
Sr. Unsec’d. Notes	6.000	03/25/27		440	427,460
Sr. Unsec’d. Notes	9.125	07/13/30		1,245	1,325,925
Sr. Unsec’d. Notes	9.375	03/14/29		1,831	1,968,325
Sr. Unsec’d. Notes	9.375	01/19/33		600	651,000
					9,528,035
Ukraine 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	760	171,658
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	149,493
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	45,200
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	82,050
Sr. Unsec’d. Notes	7.750	09/01/26(d)		1,030	267,543
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,920	483,840
Sr. Unsec’d. Notes	7.750	09/01/28(d)		1,520	380,000
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	128,960
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	57,700
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,665	439,560

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/32(d)	EUR	100	$22,587

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		25	23,000
					2,251,591
United Arab Emirates 1.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		800	557,000
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		500	348,125
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	160,250

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		1,390	1,304,862
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32		200	206,500
Sr. Unsec’d. Notes, 144A	6.500	11/23/32		355	366,538
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		400	257,000
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	128,500
					3,328,775
Uruguay 1.6%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45		120	105,600
Sr. Unsec’d. Notes	4.975	04/20/55		800	751,600
Sr. Unsec’d. Notes	5.100	06/18/50		1,104	1,074,082
Sr. Unsec’d. Notes	7.625	03/21/36		870	1,060,312
Sr. Unsec’d. Notes, Cash coupon 7.875%	7.875	01/15/33		435	524,828
					3,516,422
Venezuela 0.4%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	9.250	09/15/27(d)		5,320	949,620
Sr. Unsec’d. Notes	12.750	08/23/22(d)		180	25,650
					975,270
Zambia 0.7%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)		1,610	1,014,300

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia (cont’d.)
Zambia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.970%	07/30/27(d)	600	$374,250
Unsec’d. Notes	5.375	09/20/22(d)	200	112,946
				1,501,496

Total Sovereign Bonds (cost $175,511,502)				162,524,254
U.S. Treasury Obligation(h) 0.1%
U.S. Treasury Notes (cost $265,138)	4.250	09/30/24	265	263,644

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original Cost $1,535; purchased 01/30/24)*(f) (cost $1,535)	853	1,535

Total Long-Term Investments (cost $231,675,358)		214,401,643

Short-Term Investments 4.6%
Affiliated Mutual Funds 4.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	7,178,029	7,178,029
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $3,157,115; includes $3,146,830 of cash collateral for securities on loan)(b)(wb)	3,158,518	3,157,571

Total Affiliated Mutual Funds (cost $10,335,144)		10,335,600
Options Purchased*~ 0.0%
(cost $18,512)		13,133

Total Short-Term Investments (cost $10,353,656)		10,348,733

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.4% (cost $242,029,014)	$224,750,376
Options Written*~ (0.1)%
(premiums received $327,112)	(304,615)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $241,701,902)	224,445,761
Other assets in excess of liabilities(z) 0.7%	1,579,949

Net Assets 100.0%	$226,025,710

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,048,990; cash collateral of $3,146,830 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $134,870. The aggregate value of $137,765 is 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	26.00		—	EUR	562	$5
Currency Option EUR vs HUF	Call	MSI	02/22/24	430.00		—	EUR	279	18
Currency Option EUR vs ILS	Call	MSI	02/16/24	5.50		—	EUR	555	—
Currency Option EUR vs PLN	Call	CITI	02/01/24	4.80		—	EUR	1,027	—
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.70		—	EUR	562	1
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.70		—	EUR	1,027	62
Currency Option USD vs BRL	Call	DB	02/28/24	6.00		—		280	3
Currency Option USD vs CLP	Call	MSI	02/01/24	1,100.00		—		853	—
Currency Option USD vs CLP	Call	JPM	02/07/24	1,100.00		—		281	—
Currency Option USD vs CLP	Call	MSI	02/29/24	1,150.00		—		853	28
Currency Option USD vs CNH	Call	MSI	04/02/24	7.25		—		1,137	2,792
Currency Option USD vs COP	Call	MSI	02/07/24	4,800.00		—		1,124	—
Currency Option USD vs KRW	Call	CITI	02/01/24	1,450.00		—		569	—
Currency Option USD vs MXN	Call	MSI	02/01/24	17.10		—		1,137	4,936
Currency Option USD vs MXN	Call	BOA	02/01/24	19.80		—		1,137	—
Currency Option USD vs MXN	Call	MSI	02/01/24	19.80		—		569	—
Currency Option USD vs MXN	Call	DB	02/06/24	20.00		—		564	—
Currency Option USD vs MXN	Call	JPM	02/07/24	20.00		—		562	1
Currency Option USD vs MXN	Call	DB	02/14/24	21.00		—		558	2
Currency Option USD vs MXN	Call	MSI	02/21/24	20.00		—		1,137	76
Currency Option USD vs MXN	Call	MSI	02/22/24	20.00		—		569	41
Currency Option USD vs MXN	Call	MSI	02/22/24	20.50		—		562	22

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	JPM	02/14/24	21.00		—		558	$11
Currency Option USD vs ZAR	Call	MSI	02/28/24	22.00		—		569	22
Currency Option EUR vs HUF	Put	MSI	02/02/24	360.00		—	EUR	255	—
Currency Option EUR vs HUF	Put	DB	02/27/24	360.00		—	EUR	335	4
Currency Option USD vs BRL	Put	MSI	03/26/24	4.25		—		1,397	11
Currency Option USD vs CLP	Put	BARC	02/01/24	830.00		—		280	—
Currency Option USD vs CLP	Put	CITI	02/07/24	800.00		—		841	—
Currency Option USD vs CNH	Put	MSI	04/02/24	6.50		—		1,137	21
Currency Option USD vs COP	Put	MSI	02/01/24	3,400.00		—		510	—
Currency Option USD vs COP	Put	DB	02/06/24	3,400.00		—		560	—
Currency Option USD vs COP	Put	BARC	02/15/24	3,400.00		—		566	1
Currency Option USD vs COP	Put	MSI	03/07/24	3,200.00		—		944	5
Currency Option USD vs KRW	Put	JPM	02/21/24	1,200.00		—		840	5
Currency Option USD vs ZAR	Put	MSI	02/01/24	16.50		—		1,082	—
Currency Option USD vs ZAR	Put	GSI	02/08/24	16.30		—		562	—
Currency Option USD vs ZAR	Put	JPM	02/08/24	18.70		—		562	5,031
Currency Option USD vs ZAR	Put	JPM	02/14/24	16.50		—		562	—
Currency Option USD vs ZAR	Put	JPM	02/14/24	17.00		—		562	4
Currency Option USD vs ZAR	Put	JPM	02/22/24	16.75		—		560	9
Currency Option USD vs ZAR	Put	MSI	03/14/24	16.00		—		1,082	22
Total Options Purchased (cost $18,512)								$13,133

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	24.60	—	EUR	562	$(6,094)
Currency Option EUR vs HUF	Call	MSI	02/22/24	390.00	—	EUR	279	(1,053)
Currency Option EUR vs ILS	Call	MSI	02/16/24	4.48	—	EUR	555	(10)
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.35	—	EUR	562	(883)
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.35	—	EUR	1,027	(5,390)
Currency Option USD vs BRL	Call	DB	02/28/24	5.00	—		280	(2,175)
Currency Option USD vs CLP	Call	JPM	02/07/24	900.00	—		281	(9,299)
Currency Option USD vs CLP	Call	MSI	02/29/24	910.00	—		853	(25,554)
Currency Option USD vs COP	Call	MSI	02/07/24	4,000.00	—		1,124	(1,855)
Currency Option USD vs KRW	Call	CITI	02/01/24	1,320.00	—		569	(4,117)
Currency Option USD vs MXN	Call	BOA	02/01/24	17.10	—		1,137	(4,936)
Currency Option USD vs MXN	Call	DB	02/06/24	17.00	—		564	(6,347)
Currency Option USD vs MXN	Call	JPM	02/07/24	16.95	—		562	(7,817)
Currency Option USD vs MXN	Call	DB	02/14/24	17.30	—		558	(3,353)
Currency Option USD vs MXN	Call	MSI	02/21/24	17.20	—		1,137	(11,730)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.25	—		569	(5,435)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.40	—		562	(3,781)
Currency Option USD vs ZAR	Call	JPM	02/14/24	19.00	—		558	(2,296)
Currency Option USD vs ZAR	Call	MSI	02/28/24	18.60	—		569	(9,476)
Currency Option EUR vs HUF	Put	DB	02/27/24	385.00	—	EUR	335	(2,848)
Currency Option USD vs BRL	Put	MSI	03/26/24	5.05	—		1,397	(39,344)
Currency Option USD vs CLP	Put	BARC	02/01/24	900.00	—		280	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CLP	Put	CITI	02/07/24	910.00	—	841	$(1,061)
Currency Option USD vs CNH	Put	MSI	04/02/24	7.10	—	1,137	(4,667)
Currency Option USD vs COP	Put	DB	02/06/24	3,900.00	—	560	(4,839)
Currency Option USD vs COP	Put	BARC	02/15/24	3,900.00	—	566	(6,644)
Currency Option USD vs COP	Put	MSI	03/07/24	4,100.00	—	944	(49,513)
Currency Option USD vs KRW	Put	JPM	02/21/24	1,320.00	—	840	(4,893)
Currency Option USD vs ZAR	Put	GSI	02/08/24	18.70	—	562	(5,031)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00	—	562	(12,422)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00	—	562	(12,423)
Currency Option USD vs ZAR	Put	JPM	02/22/24	18.80	—	560	(9,229)
Currency Option USD vs ZAR	Put	MSI	03/14/24	19.25	—	1,082	(40,100)
Total Options Written (premiums received $327,112)							$(304,615)
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
102	2 Year U.S. Treasury Notes	Mar. 2024	$20,976,938	$151,337
67	10 Year U.S. Treasury Notes	Mar. 2024	7,525,985	149,955
23	10 Year U.S. Ultra Treasury Notes	Mar. 2024	2,688,125	11,817
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	2,067,500	(12,204)
				300,905
Short Positions:
42	5 Year Euro-Bobl	Mar. 2024	5,380,006	(49,675)
33	5 Year U.S. Treasury Notes	Mar. 2024	3,576,891	(12,950)
34	10 Year Euro-Bund	Mar. 2024	4,991,645	(107,249)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	20 Year U.S. Treasury Bonds	Mar. 2024	$734,063	$(8,446)
18	Euro Schatz Index	Mar. 2024	2,065,672	(2,673)
				(180,993)
				$119,912
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	CITI	BRL	2,982	$604,000	$601,669	$—	$(2,331)
Expiring 02/02/24	CITI	BRL	2,073	420,621	418,335	—	(2,286)
Expiring 02/02/24	GSI	BRL	2,799	568,000	564,833	—	(3,167)
Expiring 02/02/24	HSBC	BRL	3,819	773,000	770,659	—	(2,341)
Expiring 02/02/24	SSB	BRL	2,988	604,000	603,040	—	(960)
Expiring 04/02/24	DB	BRL	14,749	2,978,680	2,958,814	—	(19,866)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	771,928	863,213	827,113	—	(36,100)
Chinese Renminbi,
Expiring 04/24/24	HSBC	CNH	7,090	992,000	991,862	—	(138)
Colombian Peso,
Expiring 03/20/24	CITI	COP	3,576,760	887,203	910,274	23,071	—
Expiring 03/20/24	GSI	COP	4,683,655	1,147,673	1,191,976	44,303	—
Expiring 03/20/24	GSI	COP	4,646,483	1,146,332	1,182,516	36,184	—
Czech Koruna,
Expiring 04/19/24	MSI	CZK	1,814	79,570	78,846	—	(724)
Euro,
Expiring 02/06/24	CITI	EUR	855	925,023	923,688	—	(1,335)
Expiring 02/06/24	CITI	EUR	855	924,848	923,688	—	(1,160)
Expiring 04/19/24	JPM	EUR	1,083	1,179,683	1,173,838	—	(5,845)
Indian Rupee,
Expiring 03/20/24	CITI	INR	120,744	1,443,143	1,450,344	7,201	—
Expiring 03/20/24	HSBC	INR	82,031	985,000	985,330	330	—
Expiring 03/20/24	MSI	INR	139,532	1,676,000	1,676,018	18	—
Expiring 03/20/24	UAG	INR	120,744	1,443,138	1,450,344	7,206	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	13,425,452	862,957	850,441	—	(12,516)
Expiring 03/20/24	HSBC	IDR	12,945,774	826,000	820,056	—	(5,944)
Expiring 03/20/24	HSBC	IDR	12,108,704	776,000	767,031	—	(8,969)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/24	JPM	IDR	5,661,087	$363,000	$358,604	$—	$(4,396)
Expiring 03/20/24	SCB	IDR	12,257,285	788,000	776,443	—	(11,557)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	3,007	813,903	825,744	11,841	—
Expiring 03/20/24	CITI	ILS	2,640	713,000	724,984	11,984	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	104,656	733,165	719,929	—	(13,236)
Mexican Peso,
Expiring 03/20/24	HSBC	MXN	6,305	360,612	363,317	2,705	—
Expiring 03/20/24	JPM	MXN	10,265	595,000	591,468	—	(3,532)
Expiring 03/20/24	JPM	MXN	9,777	574,000	563,400	—	(10,600)
Expiring 03/20/24	TD	MXN	9,645	548,000	555,744	7,744	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	361	96,126	94,767	—	(1,359)
Expiring 03/20/24	CITI	PEN	909	238,000	238,531	531	—
Expiring 03/20/24	MSI	PEN	1,249	331,034	327,805	—	(3,229)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	53,576	952,000	952,370	370	—
Expiring 03/20/24	CITI	PHP	50,178	899,000	891,965	—	(7,035)
Expiring 03/20/24	JPM	PHP	51,211	921,000	910,330	—	(10,670)
Expiring 03/20/24	MSI	PHP	85,007	1,515,000	1,511,089	—	(3,911)
Expiring 03/20/24	MSI	PHP	54,680	974,000	972,005	—	(1,995)
Expiring 03/20/24	SCB	PHP	61,366	1,098,000	1,090,858	—	(7,142)
Expiring 03/20/24	SCB	PHP	60,437	1,073,000	1,074,342	1,342	—
Expiring 03/20/24	SCB	PHP	49,680	886,000	883,111	—	(2,889)
Singapore Dollar,
Expiring 03/20/24	CITI	SGD	758	571,000	565,926	—	(5,074)
Expiring 03/20/24	CITI	SGD	753	569,000	562,478	—	(6,522)
Expiring 03/20/24	HSBC	SGD	2,435	1,842,000	1,819,144	—	(22,856)
South African Rand,
Expiring 03/20/24	CITI	ZAR	8,144	432,000	433,152	1,152	—
Expiring 03/20/24	HSBC	ZAR	35,171	1,863,274	1,870,740	7,466	—
Expiring 03/20/24	TD	ZAR	40,466	2,162,937	2,152,356	—	(10,581)
South Korean Won,
Expiring 03/20/24	CITI	KRW	734,888	560,000	552,194	—	(7,806)
Thai Baht,
Expiring 03/20/24	HSBC	THB	24,925	733,000	705,284	—	(27,716)
Expiring 03/20/24	HSBC	THB	24,689	712,000	698,611	—	(13,389)
Expiring 03/20/24	HSBC	THB	24,333	688,000	688,544	544	—
Expiring 03/20/24	MSI	THB	25,602	741,000	724,439	—	(16,561)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/20/24	BARC	TRY	10,225	$325,000	$320,960	$—	$(4,040)
Expiring 03/20/24	BARC	TRY	8,565	268,000	268,858	858	—
				$48,045,135	$47,910,207	164,850	(299,778)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	DB	BRL	14,661	$2,978,749	$2,958,535	$20,214	$—
British Pound,
Expiring 04/19/24	HSBC	GBP	102	130,313	129,723	590	—
Chilean Peso,
Expiring 03/20/24	MSI	CLP	603,485	684,620	646,629	37,991	—
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	43,570	6,101,361	6,095,130	6,231	—
Colombian Peso,
Expiring 03/20/24	BARC	COP	2,651,574	666,000	674,818	—	(8,818)
Expiring 03/20/24	MSI	COP	7,901,208	1,952,000	2,010,833	—	(58,833)
Czech Koruna,
Expiring 04/19/24	BARC	CZK	7,300	317,643	317,237	406	—
Expiring 04/19/24	BARC	CZK	7,219	314,357	313,713	644	—
Expiring 04/19/24	BOA	CZK	16,503	722,000	717,167	4,833	—
Euro,
Expiring 02/06/24	CITI	EUR	2,534	2,749,033	2,739,630	9,403	—
Expiring 04/19/24	BOA	EUR	3,225	3,521,614	3,497,270	24,344	—
Expiring 04/19/24	CITI	EUR	259	283,000	280,990	2,010	—
Expiring 04/19/24	CITI	EUR	258	280,000	279,324	676	—
Expiring 04/19/24	CITI	EUR	255	281,000	276,351	4,649	—
Expiring 04/19/24	SSB	EUR	5,218	5,734,431	5,658,365	76,066	—
Expiring 04/19/24	TD	EUR	4,838	5,283,060	5,245,905	37,155	—
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	391,744	1,114,111	1,095,409	18,702	—
Expiring 04/19/24	GSI	HUF	721,797	2,074,488	2,018,317	56,171	—
Expiring 04/19/24	UAG	HUF	183,413	511,000	512,865	—	(1,865)
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	2,067	560,274	567,752	—	(7,478)
Expiring 03/20/24	DB	ILS	2,652	729,050	728,390	660	—
Expiring 03/20/24	DB	ILS	927	254,453	254,586	—	(133)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 03/20/24	CITI	MXN	17,815	$1,032,423	$1,026,573	$5,850	$—
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	25,493	830,000	819,855	10,145	—
Expiring 03/20/24	JPM	TWD	293,826	9,590,262	9,449,290	140,972	—
Expiring 03/20/24	SCB	TWD	39,434	1,288,000	1,268,177	19,823	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	3,290	879,115	863,707	15,408	—
Expiring 03/20/24	CITI	PEN	2,123	567,073	557,313	9,760	—
Expiring 03/20/24	SCB	PEN	2,964	780,525	778,321	2,204	—
Philippine Peso,
Expiring 03/20/24	CITI	PHP	36,403	656,106	647,111	8,995	—
Expiring 03/20/24	SCB	PHP	42,864	772,327	761,959	10,368	—
Expiring 03/20/24	SSB	PHP	54,389	972,235	966,822	5,413	—
Expiring 03/20/24	SSB	PHP	39,693	714,215	705,592	8,623	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	929	229,822	231,891	—	(2,069)
Expiring 04/19/24	GSI	PLN	2,127	525,178	530,700	—	(5,522)
Expiring 04/19/24	HSBC	PLN	6,332	1,569,666	1,579,680	—	(10,014)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	2,433	1,819,987	1,817,412	2,575	—
Expiring 03/20/24	BOA	SGD	1,357	1,014,000	1,014,028	—	(28)
Expiring 03/20/24	BOA	SGD	1,346	1,018,000	1,005,654	12,346	—
Expiring 03/20/24	HSBC	SGD	1,337	1,007,000	999,218	7,782	—
Expiring 03/20/24	SSB	SGD	747	558,000	557,802	198	—
South Korean Won,
Expiring 03/20/24	BARC	KRW	2,297,499	1,751,917	1,726,339	25,578	—
Expiring 03/20/24	BOA	KRW	855,277	651,000	642,655	8,345	—
Expiring 03/20/24	UAG	KRW	915,981	686,000	688,267	—	(2,267)
Thai Baht,
Expiring 03/20/24	CITI	THB	22,931	656,000	648,867	7,133	—
Expiring 03/20/24	GSI	THB	19,585	560,000	554,198	5,802	—
Expiring 03/20/24	JPM	THB	28,750	815,000	813,513	1,487	—
Expiring 03/20/24	MSI	THB	17,026	479,017	481,779	—	(2,762)
				$68,665,425	$68,155,662	609,552	(99,789)
						$774,402	$(399,567)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	4,565	01/04/27	9.957%(T)	1 Day BROIS(2)(T)/ 0.044%	$—	$5,711	$5,711
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.044%	—	(686)	(686)
BRL	5,686	01/04/27	10.196%(T)	1 Day BROIS(2)(T)/ 0.044%	—	13,768	13,768
BRL	10,979	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.044%	—	59,729	59,729
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.044%	2,092	2,221	129
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.044%	(44,025)	(129,129)	(85,104)
BRL	3,272	01/02/29	10.373%(T)	1 Day BROIS(2)(T)/ 0.044%	—	9,720	9,720
BRL	2,968	01/02/29	10.375%(T)	1 Day BROIS(2)(T)/ 0.044%	—	8,830	8,830
BRL	1,592	01/02/29	11.420%(T)	1 Day BROIS(2)(T)/ 0.044%	—	21,637	21,637
CLP	1,509,030	12/20/25	5.960%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(34,689)	(34,689)
CLP	1,754,470	12/20/25	6.029%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(42,823)	(42,823)
CLP	615,850	03/20/29	4.775%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(12,323)	(12,323)
CLP	613,500	03/20/29	4.805%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(13,160)	(13,160)
CLP	644,260	03/20/29	4.853%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(15,289)	(15,289)
CNH	17,665	03/20/27	1.978%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	(1,096)	(1,096)
CNH	4,647	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	15,135	15,135
CNH	19,155	09/20/28	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	7,350	35,791	28,441
COP	5,238,410	12/20/25	9.702%(Q)	1 Day COOIS(1)(Q)/ 12.016%	34	(29,909)	(29,943)
COP	835,888	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 12.016%	(1,824)	1,713	3,537
COP	1,282,370	12/20/28	7.743%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	7,180	7,180

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	2,316,400	12/20/28	7.797%(Q)	1 Day COOIS(2)(Q)/ 12.016%	$—	$14,289	$14,289
COP	2,318,080	12/20/28	7.865%(Q)	1 Day COOIS(2)(Q)/ 12.016%	—	15,963	15,963
COP	6,175,080	03/20/29	7.070%(Q)	1 Day COOIS(2)(Q)/ 12.016%	(477)	10,910	11,387
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 6.150%	147	(38,234)	(38,381)
CZK	30,001	03/20/26	3.930%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	1,514	1,514
CZK	29,580	03/20/26	4.495%(A)	6 Month PRIBOR(1)(S)/ 6.150%	—	(15,413)	(15,413)
CZK	7,500	09/20/33	4.225%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	13,748	13,748
CZK	7,214	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	17,434	17,434
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 8.760%	(5,615)	(5,429)	186
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 8.760%	—	43,034	43,034
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.680%	(3,603)	(4,324)	(721)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	29,318	23,990	(5,328)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(4,655)	(4,655)
KRW	2,028,148	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.680%	56,772	7,483	(49,289)
KRW	2,489,746	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	113	55,074	54,961

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	1,040,000	03/20/29	3.163%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	$—	$(4)	$(4)
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	5,613	1,031	(4,582)
MXN	3,279	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.501%	6,047	2,549	(3,498)
MXN	13,610	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(8,233)	(3,921)	4,312
MXN	2,597	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	(1,821)	(1,032)	789
MXN	11,660	03/14/29	8.447%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(3,964)	(3,964)
MXN	10,570	03/14/29	8.455%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(3,385)	(3,385)
MXN	18,750	03/14/29	8.463%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(5,677)	(5,677)
MXN	9,340	03/14/29	8.484%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	(2,372)	(2,372)
MXN	11,450	03/08/34	8.615%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.501%	—	1,457	1,457
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.850%	4,201	(65,815)	(70,016)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.850%	$(11,987)	$9,948	$21,935
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.850%	—	(19,521)	(19,521)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.850%	1,194	(88,695)	(89,889)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	22,523	22,523
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	13,344	13,344
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.850%	212	356	144
PLN	15,700	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/ 5.850%	(93,464)	(79,953)	13,511
PLN	2,732	03/20/29	4.535%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	1,892	1,892
THB	31,220	03/20/29	2.212%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(3,366)	(3,366)
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	49,954	27,118	(22,836)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(3,731)	9,483	13,214
ZAR	10,122	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(2,875)	(19,313)	(16,438)
ZAR	14,361	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(37,812)	(2,676)	35,136
ZAR	17,762	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(1,774)	(19,455)	(17,681)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	15,630	09/20/28	8.415%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	$—	$14,759	$14,759
ZAR	11,504	09/20/28	8.623%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(15,916)	(15,916)
ZAR	17,881	12/20/28	8.897%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	(20,733)	(34,327)	(13,594)
ZAR	3,548	12/20/28	9.085%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(8,283)	(8,283)
ZAR	16,410	03/20/29	8.160%(Q)	3 Month JIBAR(1)(Q)/ 8.392%	—	(3,281)	(3,281)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.392%	(17)	3,999	4,016
					$(74,944)	$(234,782)	$(159,838)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	4,300	06/21/28	3.598%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$2,169	$—	$2,169	GSI

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).